Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

23. Commitments and contingencies

Capital Commitments

The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. The total capital commitments contracted but not yet reflected in the financial statements as of December 31, 2021 and 2022 amounted to RMB 545,978,654 and RMB 596,929,756 (US$ 86,546,679) respectively. All of the commitments relating to the construction will be settled in installments.